SERVICING	12 Months Ended
Dec. 31, 2013
SERVICING [Abstract]
SERVICING

NOTE 7: SERVICING

Loans serviced for others are not included in the accompanying consolidated statements of condition. The unpaid principal balances of mortgage and other loans serviced for others were $28,597,000 and $24,775,000 at December 31, 2013 and 2012, respectively. The balance of capitalized servicing rights included in other assets at December 31, 2013 and 2012, was $80,000 and $2,000, respectively.

The following summarizes mortgage servicing rights capitalized and amortized:

(In thousands)	2013	2012
Mortgage servicing rights capitalized	$88	$2
Mortgage servicing rights amortized	$10	$7